PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES
Schedule of the provision for income taxes

	2021	2020
Current:
Federal	$3,382,708	$3,543,578
State	5,162	1,544,371
Total Current	3,387,870	5,087,949
Deferred:
Federal	(322,017)	1,229,887
State	232,249	100,697
Total Deferred	(89,768)	1,330,584
Total Provision for Income Taxes	$3,298,102	$6,418,533

Schedule of the components of deferred tax assets and liabilities

	2021	2020
Deferred Tax Assets:
Allowance for Doubtful Accounts	$984,437	$13,992
Inventory Reserve	219,474	—
Deferred Rent	18,978	25,995
Accrued Expenses	131,916	—
Operating Lease Liabilities	606,718	—
Non-qualified Stock Options	809,992	572,999
Loss on Disposal of Subsidiary	1,720,979	—
Operating Losses	19,488,540	5,937,406
Other	—	6,130
Total Deferred Tax Assets	23,981,034	6,556,522
Valuation Allowance	(22,495,563)	(6,510,405)
Net Deferred Tax Assets	$1,485,471	$46,117

21.PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES (Continued)

	2021	2020
Deferred Tax Liabilities:
Contingent Consideration	$(1,203,039)	$—
Property, Plant & Equipment	(937,801)	(1,273,724)
Right-of-Use Assets	(598,774)	—
State Taxes	(76,672)	—
Other	—	(192,976)
Total Deferred Tax Liabilities	(2,816,286)	(1,466,700)
Net Deferred Tax Liabilities	$(1,330,815)	$(1,420,583)

Reconciliation between the effective tax rate on income and the statutory tax rate

	2021	2020
Income Tax Benefit at Federal Rate	$(8,634,892)	$(505,820)
State Taxes and Fees	1,435,198	1,464,420
IRS Section 280E Disallowance	1,922,244	914,042
Uncertain Tax Position	420,976	306,115
Change in Valuation Allowance	15,810,756	4,279,589
State Tax Carryforwards	(3,928,330)	—
Excess Accrual of Prior Year Taxes	(3,425,023)	—
Interest on Convertible Debt	—	160,588
Other Permanent Differences	(302,827)	(200,401)
Reported Income Tax Expense	$3,298,102	$6,418,533

Reconciliation of the beginning and ending amount of total unrecognized tax benefits

	2021	2020
Balance at Beginning of Year	$849,358	$543,243
IRS Section 280E Positions Acquired	178,712	—
IRS Section 280E Positions	420,976	306,115
Balance at End of Year	$1,449,046	$849,358